Equity Securities Equity Securities (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Equity Securities [Line Items]
Trading equity securities	$ 19,449	$ 30,004
Fair Value of Net Asset (Liability) From Economic Hedges Related To Deferred Compensation Planned Obligation Activities	3,200	3,700
Equity Securities	55,148	62,497
Income (Loss) from Affordable Housing Projects, Equity Method Investments	1,200	1,200
Affordable Housing Tax Credits and Other Tax Benefits, Amount	1,500	1,500
Affordable Housing Tax Credits, Amount	1,200	1,100
Qualified Affordable Housing Project Investments, Commitment	$ 3,900	3,600
Affordable Housing Tax Credits Commitment, Payment Period	3 years
Not Held for Trading [Member]
Equity Securities [Line Items]
Equity Securities at Fair Value	$ 10,107	9,223
Equity Method Investments	18,215	16,352
Equity Securities Not Held for Trading	35,699	32,493
Marketable equity securities [Member] | Held for Trading [Member]
Equity Securities [Line Items]
Trading equity securities	19,449	30,004
Marketable equity securities [Member] | Not Held for Trading [Member]
Equity Securities [Line Items]
Equity Securities at Fair Value	4,513	4,356
Nonmarketable equity securities [Member]
Equity Securities [Line Items]
Equity Securities with Fair Value Option Election	5,500	4,900
Nonmarketable equity securities [Member] | Not Held for Trading [Member]
Equity Securities [Line Items]
Equity Securities at Fair Value	5,594	4,867
Low Income Housing Tax Credit Equity Method Investments [Member] | Not Held for Trading [Member]
Equity Securities [Line Items]
Equity Method Investments	10,999	10,269
Private Equity Funds [Member] | Not Held for Trading [Member]
Equity Securities [Line Items]
Equity Method Investments	3,832	3,839
Other Equity Securities	1,734	1,090
Tax Advantaged Renewable Energy [Member] | Not Held for Trading [Member]
Equity Securities [Line Items]
Equity Method Investments	3,073	1,950
New Market Tax Credit and Other [Member] | Not Held for Trading [Member]
Equity Securities [Line Items]
Equity Method Investments	311	294
Investment in Federal Reserve Bank and Federal Home Loan Bank Stock [Member]
Equity Securities [Line Items]
Other Equity Securities	5,600	5,400
Investment in Federal Reserve Bank and Federal Home Loan Bank Stock [Member] | Not Held for Trading [Member]
Equity Securities [Line Items]
Other Equity Securities	$ 5,643	$ 5,828